Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of assets and liabilities with related private corporations and financial institutions
The detail of the assets and liabilities with related private corporations and financial institutions is as follows:

	December 31,
	2023	2022
Assets:
Demand deposits	2,263	5,986
Loans, net	61,440	242,024
Securities at amortized cost, net	14,373	19,593
Total	78,076	267,603

Liabilities:
Time deposits	319,344	567,451
Total	319,344	567,451

Contingencies:
Stand-by letters of credit	150	3,350
Loss allowance	—	(16)

Schedule of income and expenses with related parties
The detail of income and expenses with related parties is as follows:

	December 31,
	2023	2022	2021
Interest income:
Loans	3,104	4,719	211
Securities at amortized cost	331	685	—
Total	3,435	5,404	211
Interest expense:
Deposits	(14,477)	(10,943)	(1,866)

Net interest income (expenses)	(11,042)	(5,539)	(1,655)

Other income (expense):
Fees and commissions, net	427	116	216
Loss on financial instruments, net	—	74	—
Total	427	190	216

Net income (loss) from related parties	(10,615)	(5,349)	(1,439)

Schedule of reporting periods, total compensation paid to directors and the executives of bladex
The total compensation paid to directors and the executives as representatives of the Bank amounted to:

	December 31,
	2023	2022	2021
Expenses:
Compensation costs to directors	1,910	1,853	1,877
Compensation costs to executives	8,067	4,302	4,083